Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb. 27, 2019
The Hillman Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement text block for average annual total returns	cik0001122649_SupplementTextBlockForAverageAnnualTotalReturnsTextBlock

HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST

The Hillman Fund

Supplement to the Summary Prospectus and Prospectus

February 27, 2019

This supplement to the Summary Prospectus and Prospectus dated February 1, 2019 for The Hillman Fund (the “Fund”), a series of the Hillman Capital Management Investment Trust (the “Trust”), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain copies of the Prospectus and Summary Prospectus, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the number above.

The section of the Summary Prospectus entitled “Performance Information” and the section of the Prospectus entitled “Summary - Performance Information” is being revised to update the Fund's benchmark index.  The Average Annual Total Returns table is replaced in its entirety with the following:

Average Annual Total Returns Period Ended December 31, 2018	Past 1 Year	Past 5 Years	Past 10 Years
Before taxes After taxes on distributions After taxes on distributions and sale of shares	-2.68% -3.00% -1.52%	7.94% 7.67% 6.45%	12.53% 12.29% 10.81%
Russell 1000 Value Total Return* (reflects no deductions for fees and expenses)	-8.27%	5.94%	11.17%
S&P 500 Total Return Index (reflects no deductions for fees and expenses)	-4.38%	8.49%	13.12%

*The Fund previously compared its performance against the S&P 500 Total Return Index. The Advisor believes the Russell 1000 Value Total Return Index is a more appropriate and accurate index against which to compare the Fund's performance than the S&P 500 Total Return Index because the composition of the Russell 1000 Value Total Return Index more closely aligns with the Fund's principal investment strategies.

Investors Should Retain This Supplement for Future Reference

Risk/Return [Heading]	rr_RiskReturnHeading	The Hillman Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Period Ended December 31, 2018
The Hillman Fund | Russell 1000 Value Total Return (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Total Return (reflects no deductions for fees and expenses)	[1]
Past 1 Year	rr_AverageAnnualReturnYear01	(8.27%)	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	5.94%	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	11.17%	[1]
The Hillman Fund | S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Past 1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Past 5 Years	rr_AverageAnnualReturnYear05	8.49%
Past 10 Years	rr_AverageAnnualReturnYear10	13.12%
The Hillman Fund | No Load Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Before taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(2.68%)
Past 5 Years	rr_AverageAnnualReturnYear05	7.94%
Past 10 Years	rr_AverageAnnualReturnYear10	12.53%
The Hillman Fund | No Load Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(3.00%)
Past 5 Years	rr_AverageAnnualReturnYear05	7.67%
Past 10 Years	rr_AverageAnnualReturnYear10	12.29%
The Hillman Fund | No Load Shares | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
Past 1 Year	rr_AverageAnnualReturnYear01	(1.52%)
Past 5 Years	rr_AverageAnnualReturnYear05	6.45%
Past 10 Years	rr_AverageAnnualReturnYear10	10.81%

[1]	The Fund previously compared its performance against the S&P 500 Total Return Index. The Advisor believes the Russell 1000 Value Total Return Index is a more appropriate and accurate index against which to compare the Fund's performance than the S&P 500 Total Return Index because the composition of the Russell 1000 Value Total Return Index more closely aligns with the Fund's principal investment strategies.